Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of condensed consolidated statement of financial position
Total assets, total liabilities, and total equity are as follows:
Condensed Consolidated Statement of Financial Position as of March 31, 2019 and 2020

	JPY (billions)		YoY Change
	2019	2020	2020/2019
Total Assets	2,963.2	3,123.3	160.0
Total liabilities	1,903.5	2,008.7	105.2
Total equity	1,059.7	1,114.5	54.8

Interest-bearing debt	552.5	675.4	122.9
Net interest-bearing debt	274.2	316.2	42.0
Equity attributable to owners of the parent	858.9	910.7	51.7
Ratio of equity attributable to owners of the parent	29.0%	29.2%	0.2
Debt equity ratio	0.64 times	0.74 times	0.10
Net debt-equity ratio	0.32 times	0.35 times	0.03
* Net debt-equity ratio = (Interest-bearing debt – Cash and cash equivalents) / Equity attributable to owners of the parent

Summary of credit exposure relating to trade receivables
The NEC Group’s credit risk exposure relating to trade receivables as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	Gross carrying amount of a financial asset	Allowance for expected credit losses	Carrying amount, net of allowance for expected credit losses
March 31, 2019	673,922	(8,366)	665,556
March 31, 2020	686,839	(7,343)	679,496

Summary of changes in allowance for expected credit losses
The changes in allowance for expected credit losses on trade receivables for the fiscal years ended March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Beginning balance	7,771	8,366
Increase	2,495	1,144
Decrease (written off)	(1,438)	(978)
Decrease (reversal)	(568)	(660)
Others	106	(529)

Ending balance	8,366	7,343

Summary of contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities as of March 31, 2019 and 2020. The amounts below include contractual interest payments and exclude the impact of netting agreements.

As of March 31, 2019

	JPY (millions)
	Carrying amount	Contractual cash flows	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
Non-derivative financial liabilities:
Trade and other payables	482,596	482,596	482,596	—	—	—	—	—
Accruals	52,775	52,775	52,775	—	—	—	—	—
Short-term borrowings	80,634	82,602	82,602	—	—	—	—	—
Commercial papers	30,000	30,000	30,000	—	—	—	—	—
Long-term borrowings	236,731	347,092	50,206	6,234	7,539	10,306	43,618	229,189
Bonds	199,441	203,186	706	55,631	555	55,449	30,283	60,562
Finance lease obligations	5,713	5,827	1,715	1,839	1,038	781	370	84
Derivative financial liabilities:
Forward exchange contracts	1,064	1,064	511	445	60	18	20	10

Total	1,088,954	1,205,142	701,111	64,149	9,192	66,554	74,291	289,845

As of March 31, 2020
	JPY (millions)
	Carrying amount	Contractual cash flows	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
Non-derivative financial liabilities:
Trade and other payables	460,881	460,881	460,881	—	—	—	—	—
Accruals	56,795	56,795	56,795	—	—	—	—	—
Short-term borrowings	96,976	99,474	99,474	—	—	—	—	—
Long-term borrowings	223,248	332,170	6,051	6,741	44,501	43,678	3,864	227,335
Bonds	199,596	202,242	55,631	555	55,438	30,283	25,199	35,136
Lease liabilities	155,599	162,261	49,777	38,093	29,729	17,464	12,348	14,850
Derivative financial liabilities:
Forward exchange contracts	1,058	1,058	828	210	5	9	6	—

Total	1,194,153	1,314,881	729,437	45,599	129,673	91,434	41,417	277,321

Summary of floating-rate financial liabilities
The following table shows the floating-rate financial liabilities of the NEC Group as of March 31, 2019 and 2020. Interest-bearing debts with floating rates that are fixed rates in substance under interest rate swap contracts are excluded from the amounts.

	JPY (millions)
	2019	2020
	Carrying amount	Carrying amount
Long-term borrowings (floating rates)	67,407	65,671

Summary of sensitivity analysis for financial instruments with floating rates	An increase of 1% in interest rates on the financial instruments with floating rates at the end of the reporting period would have decreased profit before income taxes by the amounts shown below.

	JPY (millions)
	2019	2020
Profit before income taxes	(674)	(657)

Summary of exposure to foreign currency risks
The NEC Group’s exposure to foreign currency risk as of March 31, 2019 and 2020, is as follows:

	(Thousands of U.S. dollars and euros)
	2019		2020
	U.S. dollars	Euros	U.S. dollars	Euros
Trade receivables	389,194	38,970	310,704	5,883
Trade payables	(333,677)	(34,602)	(290,909)	(9,025)
Forward exchange contracts	37,768	(72,337)	(337,754)	(22,349)

Net exposure	93,285	(67,969)	(317,959)	(25,491)

Summary of sensitivity analysis for foreign exchange rates
Strengthening of the JPY by 1% against the U.S. dollar and euro at the end of the reporting period would have increased or decreased profit before income taxes by the amounts shown below.
This analysis assumes that all other variables, such as interest rates, remain constant.

	JPY (millions)
	2019	2020
	Profit before income taxes	Profit before income taxes
U.S. dollars (1% strengthening of the JPY)	(104)	346
Euros (1% strengthening of the JPY)	85	30

Summary of sensitivity analysis for fluctuation in equity prices
An increase or decrease of 1% in equity prices based on the price risk of equity instruments at the end of the reporting period would have increased or decreased other components of equity (before tax) by the amounts shown below.

	JPY (millions)
	2019	2020
Increase or decrease of 1% in equity prices	1,290	943

Summary of carrying amounts and fair values of financial assets and liabilities
The carrying amounts and fair values of financial assets and liabilities as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at amortized cost:
Cash and cash equivalents	278,314	278,314	359,252	359,252
Trade and other receivables	734,431	734,431	737,484	737,484
Others	46,907	46,907	45,576	45,576

Financial liabilities measured at amortized cost:
Trade and other payables	482,596	482,596	460,881	460,881
Short-term borrowings	80,634	80,634	96,976	96,976
Commercial papers	30,000	30,000	—	—
Current portion of long-term borrowings	48,044	48,044	3,029	3,029
Bonds	199,441	201,107	199,596	200,425
Long-term borrowings	188,687	189,637	220,219	220,879
Accruals	52,775	52,775	56,795	56,795
Others	17,987	17,987	12,412	12,412

Summary of financial assets and liabilities measured at fair value on a recurring basis by fair value category
Financial assets and liabilities measured at fair value on a recurring basis by fair value category as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
As of March 31, 2019	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss	—	344	4,257	4,601
Equity instruments designated as measured at fair value through other comprehensive income	129,024	—	75,752	204,776
Financial liabilities measured at fair value through profit or loss	—	1,064	—	1,064

	JPY (millions)
As of March 31, 2020	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss	—	1,578	10,531	12,109
Equity instruments designated as measured at fair value through other comprehensive income	94,273	—	72,952	167,225
Financial liabilities measured at fair value through profit or loss	—	1,058	—	1,058

Summary of equity instruments designated as measured at fair value through other comprehensive income classified as level 1 And level 3
Equity instruments designated as measured at fair value through other comprehensive income classified as Level 1 in the fair value hierarchy as of March 31, 2019 and 2020, include the following:

	JPY (millions)
	2019	2020
Hua Hong Semiconductor Ltd.	25,768	19,745
Sumitomo Electric Industries, Ltd.	10,154	7,869
Sumitomo Mitsui Trust Holdings, Inc.	5,203	4,088
Tokyo Broadcasting System Holdings, Inc.	4,881	3,623
COMSYS Holdings Corporation	4,253	3,919
MS&AD Insurance Group Holdings, Inc.	4,211	3,325
DAIKIN INDUSTRIES, LTD	2,961	3,007
MEIDENSHA CORPORATION	2,649	2,832
Seven Bank, Ltd.	3,270	2,790
Equity instruments designated as measured at fair value through other comprehensive income classified as Level 3 in the fair value hierarchy as of March 31, 2019 and 2020, include the following:

	JPY (millions)
	2019	2020
JECC Corporation	35,680	36,788
Dalian Hi-Think Computer Technology Corp.	15,391	11,211
BostonGene Corporation	5,550	5,986

Summary of other financial assets and other financial liabilities breakdown
A breakdown of other financial assets and other financial liabilities as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Financial assets measured at amortized cost:
Deposits	1,897	496
Others	45,010	45,080
Financial assets measured at fair value through other comprehensive income:
Equity instruments	204,776	167,225
Financial assets measured at fair value through profit or loss:
Equity instruments	4,257	10,531
Others	344	1,578

Total	256,284	224,910

Other financial assets-current	5,875	5,584
Other financial assets-non-current	250,409	219,326

Total	256,284	224,910

Financial liabilities measured at amortized cost:
Deposits received	5,984	5,636
Long-term accounts payable	39,713	39,793
Others	16,825	10,910
Financial liabilities measured at fair value through profit or loss:
Others	1,064	1,058

Total	63,586	57,397

Other financial liabilities-current	16,169	14,995
Other financial liabilities-non-current	47,417	42,402

Total	63,586	57,397